Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Millions	MXN ($)	USD ($)	Capital stock [member] MXN ($)	Legal reserve [member] MXN ($)	Retained earnings [member] MXN ($)	Unrealized loss on equity investment at fair value [member] MXN ($)	Re-measurements of defined benefit plans [member] MXN ($)	Cumulative translation adjustment [member] MXN ($)	Revaluation surplus [member] MXN ($)	Total equity attributable to equity holders of the parent [member] MXN ($)	Non- controlling interests [member] MXN ($)
Beginning balance at Dec. 31, 2020	$ 315,117,618		$ 96,341,695	$ 358,440	$ 314,359,584	$ (10,881,989)	$ (113,607,942)	$ (100,926,140)	$ 64,835,155	$ 250,478,803	$ 64,638,815
Net profit for the year	196,326,114				192,423,167					192,423,167	3,902,947
Unrealized gain on equity and debt investments at fair value, net of deferred taxes	4,560,869					4,560,869				4,560,869
Remeasurement of defined benefit plan, net of deferred taxes	11,261,896						11,100,835			11,100,835	161,061
Effect of translation of foreign entities	(7,134,153)							(2,514,992)	(2,322,214)	(4,837,206)	(2,296,947)
Discontinued operations	(829,163)							(829,163)		(829,163)
Transfer of assets' revaluation surplus					3,803,349				(3,803,349)
Total comprehensive income for the year	204,185,563				196,226,516	4,560,869	11,100,835	(3,344,155)	(6,125,563)	202,418,502	1,767,061
Dividends declared	(28,560,471)				(26,640,797)					(26,640,797)	(1,919,674)
Repurchase of shares	(36,761,029)		(8,263)		(36,752,766)					(36,761,029)
Other acquisitions of non-controlling interests	60,045				(139,448)					(139,448)	79,403
Ending balance at Dec. 31, 2021	454,041,726		96,333,432	358,440	447,331,985	(6,321,120)	(102,507,107)	(104,270,295)	58,709,592	389,634,927	64,406,799
Net profit for the year	81,506,395				76,159,391					76,159,391	5,347,004
Unrealized gain on equity and debt investments at fair value, net of deferred taxes	(4,707,276)					(4,707,276)				(4,707,276)
Remeasurement of defined benefit plan, net of deferred taxes	(4,305,716)						(4,599,407)			(4,599,407)	293,691
Effect of translation of foreign entities	(35,114,722)							(29,222,333)	(1,864,632)	(31,086,965)	(4,027,757)
Discontinued operations	5,193,281							5,193,281		5,193,281
Transfer of assets' revaluation surplus					2,165,706				(2,165,706)
Total comprehensive income for the year	42,571,962				78,325,097	(4,707,276)	(4,599,407)	(24,029,052)	(4,030,338)	40,959,024	1,612,938
Dividends declared	(29,880,809)				(28,000,073)					(28,000,073)	(1,880,736)
Repurchase of shares	(26,201,317)		33,469		(26,234,786)					(26,201,317)
Recycling of assets revaluation surplus related to Peru and the Dominican Republic's sale of towers, net of deferred taxes	(79,806)				35,289,339				(35,289,339)		(79,806)
Spin-off effects	(2,582,887)		(1,001,572)		(1,581,315)					(2,582,887)
Other acquisitions of non-controlling interests	(39,596)				(4,970)					(4,970)	(34,626)
Ending balance at Dec. 31, 2022	437,829,273		95,365,329	358,440	505,125,277	(11,028,396)	(107,106,514)	(128,299,347)	19,389,915	373,804,704	64,024,569
Net profit for the year	80,789,642	$ 4,782			76,110,617					76,110,617	4,679,025
Unrealized gain on equity and debt investments at fair value, net of deferred taxes	(967,609)					(967,609)				(967,609)
Remeasurement of defined benefit plan, net of deferred taxes	(3,769,565)	(223)					(3,662,102)			(3,662,102)	(107,463)
Effect of translation of foreign entities	(41,548,455)							(36,676,031)	(723,649)	(37,399,680)	(4,148,775)
Revaluation surplus, net deferred taxes	868,456								497,628	497,628	370,828
Discontinued operations										0
Transfer of assets' revaluation surplus					815,693				(815,693)
Total comprehensive income for the year	35,372,469	2,094			76,926,310	(967,609)	(3,662,102)	(36,676,031)	(1,041,714)	34,578,854	793,615
Dividends declared	(30,912,348)				(28,946,819)					(28,946,819)	(1,965,529)
Repurchase of shares	(14,323,067)		(3,305)		(14,319,762)					(14,323,067)
Recycling of assets revaluation surplus related to Peru and the Dominican Republic's sale of towers, net of deferred taxes					4,911,409				(4,911,409)
Other acquisitions of non-controlling interests	(6,263,945)				1,598,873					1,598,873	(7,862,818)
Ending balance at Dec. 31, 2023	$ 421,702,382	$ 24,962	$ 95,362,024	$ 358,440	$ 545,295,288	$ (11,996,005)	$ (110,768,616)	$ (164,975,378)	$ 13,436,792	$ 366,712,545	$ 54,989,837